Related party transactions and balances (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Related Party Transactions [Abstract]
Accrued interest	$ 305,592	$ 19,024
Stock issued to consideration for services	585,155
Share based compensation incurred	488,569
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities	794,990	$ 478,072
Related Party [Member]
Related Party Transactions [Abstract]
Accrued wages	698,890
Management fees	279,000
Accrued interest	$ 228,518
Shares issued (in shares)	55,729
Stock issued to consideration for services	$ 585,155